Note 20 - Operating Segments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
20
–
Operating Segments

The Company's operations currently consist of
two
reportable operating segments: Banking and Mortgage Banking. The Company offers different products and services through its two
segments. The accounting policies of the segments are generally the same as those of the consolidated company.

The Banking Segment generates its revenues primarily from its lending, deposit gathering and fee business activities. The profitability of this segment's operations depends primarily on its net interest income after provision for credit losses, which is the difference between interest earned on interest earning assets and interest paid on interest bearing liabilities less provision for credit losses. The provision for credit losses is almost entirely dependent on changes in the Banking Segment's loan portfolio and management's assessment of the collectability of the loan portfolio as well as prevailing economic and market conditions. The profitability of this segment's operations also depends on the generation of non-interest income which includes fees and commissions generated by Quaint Oak Bank and its wholly-owned subsidiaries, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, and Quaint Oak Insurance Agency, LLC which are included in the Banking Segment for segment reporting purposes. The Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of depositors and other customers, federal deposit insurance funds and the banking system as a whole. These laws and regulations govern such areas as capital, permissible activities, allowance for loan and lease losses, loans and investments, and rates of interest that can be charged on loans. For segment reporting purposes, Quaint Oak Bancorp, Inc. is included as part of the Company's Banking segment.

The Mortgage Banking Segment originates residential mortgage loans which are sold into the secondary market along with the loans' servicing rights. The profitability of this segment's operations depends primarily on the gains realized from the sale of loans and processing fees. The Mortgage Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of consumers.

The following table present summary financial information for the reportable segments (in thousands):

	As of or for the Year Ended December 31,
	2020			2019
	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated
Net Interest Income	$11,190	$(355)	$10,835	$8,845	$(160)	$8,685
Provision for Loan Losses	830	--	830	303	--	303
Net Interest Income after Provision for Loan Losses	10,360	(355)	10,005	8,542	(160)	8,382

Non-Interest Income
Mortgage banking and title abstract fees	923	656	1,579	649	503	1,152
Real estate sales commissions, net	159	--	159	180	--	180
Insurance commissions	490	--	490	419	--	419
Other fees and services charges	109	--	109	68	--	68
Income from bank-owned life insurance	80	--	80	80	--	80
Net gain on loans held for sale	--	4,320	4,320	1	3,013	3,014
Gain on the sale of SBA loans	115	--	115	265	--	265
Loss on sale of investment securities available for sale	--	--	--	(4)	--	(4)
(Loss) gain on sales and write-downs of other real estate owned	(197)	--	(197)	(221)	--	(221)
Total Non-Interest Income	1,679	4,976	6,655	1,437	3,516	4,953

Non-Interest Expense
Salaries and employee benefits	6,980	1,447	8,427	5,768	1,179	6,947
Directors' fees and expenses	232	--	232	223	--	223
Occupancy and equipment	631	282	913	478	214	692
Data processing	470	247	717	366	142	508
Professional fees	501	40	541	357	59	416
FDIC deposit insurance assessment	121	--	121	15	--	15
Other real estate owned expenses	42	--	42	22	--	22
Advertising	92	21	113	140	55	195
Amortization of other intangible	49	--	49	49	--	49
Other	909	59	968	780	61	841
Total Non-Interest Expense	10,027	2,096	12,123	8,198	1,710	9,908

Pretax Segment Profit	$2,012	$2,525	$4,537	$1,781	$1,646	$3,427

Segment Assets	$422,230	$61,845	$484,075	$286,986	$15,554	$302,540
__________________
(1)	Includes Quaint Oak Bancorp, Inc. and the Bank's Subsidiaries, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.